Other financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Other Financial Instruments
Schedule of cash flow hedge accounting

	Reserve in OCI	Reclassified from OCI to P&L	Ineffectiveness in Other income and expenses
Cash flow hedge accounting
Concentrate sales	(6,481)	-	-
Mismatches of quotational periods	1,331	(2,005)	201
	(5,150)	(2,005)	201

Schedule of derivative financial instruments

				2025
	Derivatives financial instruments	Offtake agreement measured at FVTPL	Energy forward contracts at FVTPL (i)	Total
Current assets	16,554	-	2,089	18,643
Non-current assets	18,124	-	-	18,124
	34,678	-	2,089	36,767

Current liabilities	(11,646)	(20,587)	-	(32,233)
Non-current liabilities	(20,691)	(43,322)	(7,647)	(71,660)
	(32,337)	(63,909)	(7,647)	(103,893)
Other financial instruments, net	2,341	(63,909)	(5,558)	(67,126)

				2024
	Derivatives financial instruments	Offtake agreement measured at FVTPL	Energy forward contracts at FVTPL	Total
Current assets	5,279	-	-	5,279
Non-current assets	3	-	-	3
	5,282	-	-	5,282

Current liabilities	(3,600)	(2,352)	(2,571)	(8,523)
Non-current liabilities	(198)	(17,314)	(11,099)	(28,611)
	(3,798)	(19,666)	(13,670)	(37,134)
Other financial instruments, net	1,484	(19,666)	(13,670)	(31,852)

(i) On December 31, 2025, due to the current scenario of high energy supply in Brazil, the Company has a projected energy surplus on forward contracts with some suppliers. Consequently, the Company recognized the fair value arising from the mark-to-market of current purchase until 2026, which resulted in an income in the amount of USD 9,608. This amount was accounted for as an income within “Other income and expenses, net” (Note 9) and will vary according to the market’s energy prices.

Schedule of fair value by strategy

			2025		2024
Strategy	Per Unit	Notional	Fair value	Notional	Fair value
Concentrate Sales
Silver Zero Cost Collar	Oz	1,651,819	(6,478)	-	-
Gold Zero Cost Collar	Oz	2,067	(3)	-	-
			(6,481)		-
Mismatches of quotational periods
Zinc forward	ton	239,304	1,053	232,717	1,449
			1,053		1,449
Metal sales
Zinc forward	ton	3,249	548	2,584	203
			548		203
Interest rate risk
IPCA vs. CDI	BRL	100,000	(421)	100,000	(168)
CDI vs. USD (i)	BRL	650,000	7,642	-	-
			7,221		(168)

			2,341		1,484

(i) On December 16, 2025, the Company implemented a new gold and silver revenue hedge program using Zero Cost Collar (“ZCC”) derivative instruments as part of its commodity risk management strategy. This was done to reduce the Peru operations' exposure to commodity price risk in 2026 and to protect its margins. The ZCC have monthly maturities until December 2026, in line with the forecast volume percentages provided by the commercial team. A ZCC involves simultaneously buying and selling options to limit exposure to adverse price movements of commodities while capping potential gains within a predefined range.

(ii) On March 28, 2025, NEXA executed a cross-currency swap with a notional amount of USD 112,652 (BRL 650,000 at the transaction date) to hedge the BRL exposure related to Nexa BR debentures issued on April 2, 2024, in the same BRL amount. The swap mirrors the interest and principal payment terms of the debentures, which mature on March 28, 2030, with semi-annual payments. Under the agreement, NEXA pays 6.209% on the USD notional receives CDI + 1.50% p.a. floating on the BRL notional. This instrument is recognized at fair value through profit or loss (FVTPL) under net financial results. Since inception, the Company has recorded increased impacts from changes in BRL exposure on related assets and liabilities, compared to December 2024, as presented in Table A above.

Schedule of changes in fair value

						2025
Strategy	Cost of sales	Net revenues	Other income and expenses, net - note 9	Net financial results - note 10	Other comprehensive income	Realized (loss) gain
Concentrate Sales	-	-	-	-	(6,481)	-
Mismatches of quotational periods	(16,807)	6,471	201	-	1,331	8,584
Non-standard price metal sales	-	1,445	-	-	-	(1,132)
Interest rate risk – IPCA vs. CDI	-	-	-	(554)	-	343
Interest rate risk – CDI vs. USD	-	-	-	13,360	-	(6,108)
2025	(16,807)	7,916	201	12,806	(5,150)	1,687

Strategy	Cost of sales	Net revenues	Other income and expenses, net - note 9	Net financial results - note 10	Other comprehensive income	Realized (loss) gain
Concentrate Sales	-	-	-	-	-	-
Mismatches of quotational periods	(33,063)	27,514	746	-	(872)	10,299
Non-standard price metal sales	-	3,626	-	-	-	(4,449)
Interest rate risk – IPCA vs. CDI	-	-	-	135	-	148
Interest rate risk – CDI vs. EUR	-	-	-	1,236	-	(1,236)
2024	(33,063)	31,140	746	1,371	(872)	4,762

Schedule of energy forward contracts

			Notional	Notional
	2025	2024	2025	2024
Balance at the beginning of the year	(13,670)	(16,064)	747,498	688,877
Changes in fair value	9,608	81	-	-
Foreign exchanges effects	(1,496)	2,313	-	-
Energy forward contracts (Megawatts)	-	-	(95,314)	58,621
Balance at the end of year	(5,558)	(13,670)	652,184	747,498

Schedule of changes in fair value offtake agreement

			Notional (tons)	Notional (tons)
	2025	2024	2025	2024
Balance at the beginning of the year	(19,666)	(19,565)	22,288	27,562
Changes in fair value (i)	(49,254)	(3,347)	-	-
Deliveries of copper concentrates (ii)	-	-	(3,626)	(5,274)
Price cap realized (iii)	5,011	3,246	-	-
Balance at the end of year	(63,909)	(19,666)	18,662	22,288

(i) Changes in fair value increased for future deliveries, due to a higher forward copper price in the long term.

(ii) Since June 2023, the Company is delivering copper concentrates under an offtake agreement with an offtaker signed in January 2022 (amended in July 2023) to sell 100% of the copper concentrate produced by Aripuanã for 5 years or until NEXA fulfills the delivery of the specified agreed volume. The Company estimates that the full committed copper volumes will be delivered until the end of 2028. The transaction price agreed with the offtaker is below current market prices due to a price cap established in this agreement.

(iii) During 2025, copper prices exceeded the price cap, leading to a reduction in the financial instrument liability associated with these sales transactions. Revenue was recognized based on the fair value of the instruments.